SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Impairment Effects on Earnings Per Share [Line Items]
Balance at beginning of the period	$ 20,322	$ 49,573
Provision	19,064	(29,251)
Balance at end of the period	39,386	20,322
Deposits and Other Current Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance at beginning of the period	540	56
Provision		484
Balance at end of the period	$ 540	$ 540